Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future non-cancelable commitments related to certain contractual obligations
Future non-cancellable commitments related to certain contractual obligations as of March 31, 2013 are presented below:

	Payments Due by Period (in thousands)
	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases and service contracts	$2,210	$317	$447	$420	$176	$140	$710
Asset retirement obligations	8,329	—	—	—	7,867	—	462
Total	$10,539	$317	$447	$420	$8,043	$140	$1,172

Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements
Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were:

	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Operating leases	$219	$205
Asset retirement obligation	10	6
	$229	$211